Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Texas Water Development Board, 4.55%, 10/15/38	$1,500	$ 1,487,940
		$ 1,487,940
Education — 4.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.007%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 978,940
Bethlehem Area School District Authority, PA, 3.908%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,246,272
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	251,460
		$ 3,476,672
Electric Utilities — 7.4%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 795,491
5.00%, 11/1/31	900	953,631
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,151,392
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,657,092
Seattle, WA, Municipal Light and Power Revenue, 4.34%, (SIFMA + 0.25%), 5/1/45(1)	500	485,740
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	252,552
		$ 5,295,898
General Obligations — 32.0%
Bexar County, TX, 3.00%, 6/15/30	$2,350	$ 2,161,741
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	25	25,002
California, 2.85%, 12/1/32	500	446,280
Campton Township, IL, 5.00%, 12/15/23	105	105,096
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/28	535	442,119
Columbia School District, MO, 2.10%, 3/1/27	500	455,825
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	469,114
0.00%, 6/15/27	325	277,940
0.00%, 6/15/28	310	253,292
0.00%, 6/15/30	155	115,165
0.00%, 6/15/32	750	504,683
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,673
Forest Lake, MN, 2.15%, 2/1/27	300	275,025
Frisco, TX, 2.00%, 2/15/33	415	323,899
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	$1,000	$ 918,100
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	2,000	1,991,060
Illinois, 5.00%, 3/1/25	1,750	1,764,385
Knox County, TN, 2.90%, 6/1/32	2,000	1,742,200
Lakeland, FL, 5.00%, 10/1/24	50	50,492
Lewisville, TX, 2.75%, 2/15/33	1,620	1,337,877
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,925
Marathon County, WI, 2.00%, 2/1/32	985	784,365
North Carolina, 2.00%, 6/1/33	1,365	1,075,060
Orange County, NC, 2.875%, 2/1/32	950	836,769
Pennsylvania, 4.00%, 5/1/32	500	484,460
Rochester, MN, 1.25%, 2/1/31	1,195	918,931
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,125,090
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	178,138
Somerville, MA, 1.75%, 10/15/33	3,000	2,302,440
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	291,536
5.00%, 4/1/28	300	315,879
5.00%, 4/1/30	135	144,319
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	65,027
0.00%, 6/15/26	20	17,743
0.00%, 6/15/27	150	127,104
Worthington City School District, OH, 0.00%, 12/1/32	580	369,541
		$22,902,295
Hospital — 5.4%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 5.00% to 7/1/31 (Put Date), 7/1/53	$1,500	$ 1,552,395
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	24,964
Harris County Cultural Education Facilities Finance Corp., TX, (Children's Hospital), (LOC: TD Bank, N.A.), 4.05%, 10/1/45(2)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28(3)	1,000	1,035,110
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,196

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	$35	$ 35,756
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	500	500,720
		$ 3,879,141
Housing — 17.0%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$495	$ 503,920
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,500	2,484,900
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	965	982,100
New York Mortgage Agency:
2.05%, 4/1/28	230	205,540
2.10%, 10/1/28	135	120,130
2.25%, 4/1/30	325	275,382
2.30%, 10/1/30	395	336,844
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.09%, 7/1/36(2)	3,500	3,500,000
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	745	764,891
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,015,570
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,940	1,994,611
		$12,183,888
Insured - Escrowed/Prerefunded — 0.1%
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$50	$ 50,757
		$ 50,757
Insured - General Obligations — 4.3%
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/33	$625	$ 671,275
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/27	750	639,833
(AGM), 0.00%, 9/1/28	1,210	989,453
(AGM), 0.00%, 9/1/30	500	373,320
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/28	120	97,793
(BAM), 0.00%, 8/1/29	100	77,831
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rialto Unified School District, CA, (Election of 2022): (continued)
(BAM), 0.00%, 8/1/30	$325	$ 241,202
		$ 3,090,707
Insured - Lease Revenue/Certificates of Participation — 1.5%
Fairfield, CA, Certificates of Participation, (AGC), 0.00%, 4/1/33	$1,330	$ 867,094
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	182,257
		$ 1,049,351
Insured - Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,105
		$ 10,105
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 60,605
		$ 60,605
Lease Revenue/Certificates of Participation — 1.2%
Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$ 119,984
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	225,189
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	300,567
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	243,005
		$ 888,745
Other Revenue — 5.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 778,394
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	260,026
5.00%, 12/1/28	545	555,088
5.00%, 12/1/29	600	609,666
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	1,987,920
		$ 4,191,094
Senior Living/Life Care — 4.4%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,152,529

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	$60	$ 59,933
5.00%, 11/15/25	60	59,941
5.00%, 11/15/29	830	831,096
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	500	520,880
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,592
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	75	74,957
4.00%, 11/15/24	65	64,023
4.00%, 11/15/25	125	121,291
4.00%, 11/15/28	30	27,781
4.00%, 11/15/29	50	45,565
4.00%, 11/15/30	140	125,531
		$ 3,133,119
Special Tax Revenue — 1.7%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.06%, 11/1/38(2)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 5.7%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,562,025
Maryland Department of Transportation, 3.00%, 9/1/32	500	443,400
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/32	1,000	1,075,890
		$ 4,081,315
Water and Sewer — 5.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 55,578
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,009,830
North Penn Water Authority, PA, 4.65%, (SIFMA + 0.46%), 11/1/23(1)	400	400,000
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,281,125
		$ 3,746,533
Total Tax-Exempt Municipal Obligations (identified cost $73,618,667)		$70,743,165

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(5)	1,987,417	$ 1,987,417
Total Short-Term Investments (identified cost $1,987,417)		$ 1,987,417
Total Investments — 101.7% (identified cost $75,606,084)		$72,730,582
Other Assets, Less Liabilities — (1.7)%		$(1,220,704)
Net Assets — 100.0%		$71,509,878
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(3)	When-issued security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
At October 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.7%
Others, representing less than 10% individually	83.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.8% of total investments.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2023.
Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,987,417, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,057,601	$45,653,036	$(49,723,220)	$ —	$ —	$1,987,417	$171,466	1,987,417
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$70,743,165	$ —	$70,743,165
Short-Term Investments	1,987,417	—	—	1,987,417
Total Investments	$1,987,417	$70,743,165	$ —	$72,730,582

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.